Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plans’ assets are measured at fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

Three levels are established within the fair value hierarchy that may be used to report fair value:

Level 1:    Quoted prices (unadjusted) in active markets for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:    Observable inputs, including Level 1 prices that have been adjusted; quoted prices for similar assets or liabilities; quoted prices in markets that are less active than traded exchanges; and other inputs that are observable or can be substantially corroborated by observable market data.

Level 3:    Unobservable inputs that are supported by little or no market activity and that are a significant component of the fair value of the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In evaluating the significance of fair value inputs, the Plans generally classify assets or liabilities as Level 3 when their fair value is determined using unobservable inputs that, individually or when aggregated with other unobservable inputs, represent more than 10% of the fair value of the assets or liabilities.

Judgment is required in evaluating both quantitative and qualitative factors in the determination of significance for purposes of fair value level classification. Valuation techniques used are generally required to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation techniques and inputs used for each general type of investment measured at fair value, including the general classification of such investments pursuant to the valuation hierarchy.
3.    Fair Value Measurements (continued)

ADM and other common stock:
Equity securities are valued based on closing quoted exchange prices and are classified as Level 1.

Mutual funds:
Mutual funds are valued at the closing price reported on the active market on which they are traded and are classified as Level 1.

Common Collective Trust (CCT) Funds:
The investments in CCTs are comprised of U.S. and international equity, fixed income, and other securities, including certain equity index funds. These investments are generally valued at the net asset value (NAV) provided by the administrators of the funds. To the extent a CCT’s NAV is determined and published daily and is the basis for current transactions, the investment is measured at fair value and classified within Level 1 of the fair value hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plans believe the valuation methods are appropriate and consistent with other market participants’ methods, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

For the years ended December 31, 2025 and 2024, the Plans had no transfers between Level 3.

The following table sets forth by level within the fair value hierarchy the investments included in the Master Trust at fair value at December 31, 2025 and 2024. There were no Level 2 or 3 investments at December 31, 2025 and 2024. This table does not include fully benefit responsive investments at contract value in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025	2024
ADM and other common stock	$301,444,591	$281,573,085
Mutual funds	199,559,176	484,280,708
Common collective trust funds	2,592,308,159	1,977,184,661
Total assets at fair value	$3,093,311,926	$2,743,038,454

EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plans’ assets are measured at fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures. ASC 820 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

Three levels are established within the fair value hierarchy that may be used to report fair value:

Level 1:    Quoted prices (unadjusted) in active markets for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:    Observable inputs, including Level 1 prices that have been adjusted; quoted prices for similar assets or liabilities; quoted prices in markets that are less active than traded exchanges; and other inputs that are observable or can be substantially corroborated by observable market data.

Level 3:    Unobservable inputs that are supported by little or no market activity and that are a significant component of the fair value of the assets or liabilities. The fair value hierarchy gives the lowest priority to Level 3 inputs.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In evaluating the significance of fair value inputs, the Plans generally classify assets or liabilities as Level 3 when their fair value is determined using unobservable inputs that, individually or when aggregated with other unobservable inputs, represent more than 10% of the fair value of the assets or liabilities.

Judgment is required in evaluating both quantitative and qualitative factors in the determination of significance for purposes of fair value level classification. Valuation techniques used are generally required to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation techniques and inputs used for each general type of investment measured at fair value, including the general classification of such investments pursuant to the valuation hierarchy.
3.    Fair Value Measurements (continued)

ADM and other common stock:
Equity securities are valued based on closing quoted exchange prices and are classified as Level 1.

Mutual funds:
Mutual funds are valued at the closing price reported on the active market on which they are traded and are classified as Level 1.

Common Collective Trust (CCT) Funds:
The investments in CCTs are comprised of U.S. and international equity, fixed income, and other securities, including certain equity index funds. These investments are generally valued at the net asset value (NAV) provided by the administrators of the funds. To the extent a CCT’s NAV is determined and published daily and is the basis for current transactions, the investment is measured at fair value and classified within Level 1 of the fair value hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plans believe the valuation methods are appropriate and consistent with other market participants’ methods, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

For the years ended December 31, 2025 and 2024, the Plans had no transfers between Level 3.

The following table sets forth by level within the fair value hierarchy the investments included in the Master Trust at fair value at December 31, 2025 and 2024. There were no Level 2 or 3 investments at December 31, 2025 and 2024. This table does not include fully benefit responsive investments at contract value in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025	2024
ADM and other common stock	$301,444,591	$281,573,085
Mutual funds	199,559,176	484,280,708
Common collective trust funds	2,592,308,159	1,977,184,661
Total assets at fair value	$3,093,311,926	$2,743,038,454